Acquisitions and Disposals - Summary of Net Assets Acquired and Total Payment for Acquisition (Detail) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of Detailed Information about Business Combination [Line Items]
Goodwill	€ 19,675	€ 18,067	€ 17,697
Total consideration	5,526		€ 654
Horlicks Acquisition [Member]
Disclosure of Detailed Information about Business Combination [Line Items]
Intangible assets	3,345
Other non-current assets	249
Deferred tax (net)	(746)
Other financial assets	463
Trade and other receivables	74
Other current assets	94
Non-current liabilities	(159)
Current liabilities	(122)
Net assets acquired	3,198
Total consideration	5,294
Net cash outflow arising on acquisition:
Cash consideration	(449)
Less cash and cash equivalents acquired	36
Total outflow in the consolidated statement of cash flows	(413)
Subsidiaries [member] | Horlicks Acquisition [Member]
Disclosure of Detailed Information about Business Combination [Line Items]
Goodwill	€ 2,096